Basic and diluted net earnings (loss) per share - Additional Information (Details) - shares	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
Options and Convertible Debentures
Class of Stock [Line Items]
Anti-dilutive convertible debentures (in shares)	6,118,555	6,126,908	6,350,530